Financial obligations (Details) - USD ($)	Dec. 31, 2019	Oct. 29, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 27, 2016	Jun. 30, 2014	Dec. 02, 2009
Disclosure of Financial obligations [Line Items]
Financial liabilities	$ 571,688,000			$ 587,062,000	$ 633,083,000	$ 592,342,000
Classification by maturity:
Current portion	265,692,000			46,166,000
Non-current portion (f)	305,996,000			540,896,000
Financial Liabilities	571,688,000			587,062,000	$ 633,083,000	$ 592,342,000
Finance Lease Liabilities IAS17			$ 241,653,000
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	161,185,000
Financial liabilities	161,185,000			168,514,000
Classification by maturity:
Financial Liabilities	161,185,000			168,514,000
Finance Lease Liabilities IAS17				93,514,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	275,000,000			275,000,000			$ 275,000,000
Debt issuance costs	2,504,000			3,618,000
Borrowings	272,496,000			271,382,000
BBVA Banco Continental S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,667,000			61,667,000
BBVA Banco Continental S.A. [Member] | Contacto Corredores de Seguros S.A. [Member]
Classification by maturity:
Finance Lease Liabilities IAS17	7,503,000
CorpBanca New York Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,666,000			61,666,000
Banco Internacional del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	30,000,000			30,000,000
Banco Internacional del Peru [Member] | Empresa de Generacion Huanza S.A. [Member]
Classification by maturity:
Finance Lease Liabilities IAS17	130,504,000			147,166,000
ICBC Peru Bank [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	25,000,000			25,000,000
Banco Latinoamericano de Comercio Exterior S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	20,000,000			20,000,000
Banco de Sabadell, Miami Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	15,000,000			15,000,000
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount		$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	161,894,000
Debt issuance costs	709,000
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 61,667,000			61,667,000				$ 103,373,000	$ 119,000,000
Banco de Credito del Peru [member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Debt issuance costs				976,000
Classification by maturity:
Finance Lease Liabilities IAS17				94,490,000
Mid-term financial obligation [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Classification by maturity:
Finance Lease Liabilities IAS17				$ 75,000,000